Property And Equipment - Schedule of Property And Equipment, Net (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Equipment	$ 112,909	$ 14,189	$ 4,000
Computer	3,086	3,469
Leasehold improvement	71,875
Transaction verification servers	445,791	194,891
Property plant and equipment, gross	633,661	212,549	$ 4,000
Less: accumulated depreciation	(136,103)	(22,359)	(444)
Property and equipment, net	$ 497,558	$ 190,190	$ 3,556